Accounts payable and accruals (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable And Accruals Tables [Abstract]
Schedule of accounts payable and accruals
	2020	2019
Trade payables	3,291	7,128
Accrued expenses	2,423	2,801
Accrued wages and other benefits	1,379	575
Others	750	750
	7,843	11,254